Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net income (Loss) for the year	R$ (7,183,804)	R$ (5,895,251)	R$ 179,338
Adjustments to reconcile the net loss to cash generated from operating activities
Depreciation – aeronautical ROU	673,205	813,952	787,227
Depreciation and amortization - others	662,608	1,056,600	940,755
Provision for expected credit losses	1,233	1,095	5,668
Provision for inventory obsolescence	687	702	2,168
Provision for reduction of deposits	13,574	186,856	75,451
Provision for loss on prepayment from suppliers	(4,364)	31,486	161,228
Adjustment to present value of assets and liabilities	65,818	63,493	10,604
Deferred taxes	(241,285)	(17,579)	30,986
Equity pickup		439	(77)
Disposals of property, plant and equipment and intangible assets	3,881	96,594	152,017
Sale-leaseback gains	(5,913)	(551,942)
Termination of obligation due to lease agreement amendment	(27,701)	(104,109)	(275,921)
Provisions and contingencies	2,408,648	230,101	427,286
Actuarial losses from post-employment benefits		10,677	4,907
Foreign exchange and monetary variation, net	1,462,918	3,114,032	399,174
Interest, costs, discounts and premiums on loans and financing and leases	1,776,717	1,545,847	1,126,527
Result of derivatives recognized in profit or loss	(131,144)	357,404	(18,695)
Provision for labor obligations		227,710	280,320
Share-based payments	21,841	23,430	40,725
Other provisions	(6,096)	(7,416)	(14,602)
Changes in operating assets and liabilities:
Financial investments	50,832	(6,320)	162,167
Trade receivables	(111,571)	498,901	(384,147)
Inventories	(74,634)	2,873	(21,240)
Deposits	159,896	(52,016)	(399,345)
Advance to suppliers and third parties	66,354	(238,627)	(305,906)
Recoverable taxes	255,992	(21,543)	(27,147)
Variable and short-term leases	16,652	18,731
Suppliers	241,800	392,236	(232,021)
Suppliers – factoring	22,733	(143,010)	188,771
Advance from ticket sales	619,670	84,651	292,161
Mileage program	36,169	400,288	161,821
Advances from customers	209,195	11,473	(153,543)
Salaries, wages and benefits	65,825	(289,050)	(253,074)
Landing fees	280,276	179,619	172,039
Taxes obligation	83,430	82,716	179,706
Derivatives	128,415	(779,462)	(167,556)
Provisions	(507,158)	(301,297)	(317,591)
Other assets and liabilities, net	418,228	444,990	(48,851)
Interest paid	(704,409)	(619,557)	(470,794)
Income tax and social contribution paid	(42,956)	(95,781)	(229,460)
Net cash flows from operating activities	705,562	753,936	2,461,076
Financial investments in subsidiary - Smiles	594,300	171,634	(123,781)
Advances for property, plant and equipment acquisition, net	(319,927)	(96,537)	(30,804)
Acquisition of property, plant and equipment	(315,995)	(501,416)	(872,570)
Return of advance for property, plant and equipment acquisition		73,600
Sale-leaseback transactions received	14,584	448,482	348,389
Acquisition of intangible assets	(152,584)	(63,993)	(75,845)
Net cash flows from (used in) investing activities	(179,622)	31,770	(754,611)
Loans and financing issued, net of costs	2,893,170	2,933,529	2,194,662
Loans and financing payments	(1,533,575)	(3,748,239)	(793,537)
Derivative premium payment			(407,322)
Warrants			12,250
Payments of leases liabilities – aeronautical ROU	(1,431,689)	(1,017,599)	(1,486,230)
Payments of leases liabilities – others	(17,596)	(41,093)	(131,447)
Treasury shares sold	588
Treasury shares buyback			(102,417)
Capital increase	420,734	1,180	31,526
Shares to be issued	(926)	(674)	(584)
Dividends and interest on shareholders’ equity paid to non-controlling interests	(260,131)	(63,949)	(210,242)
Acquisition of interest from non-controlling shareholders	(744,450)
Net cash flows used in financing activities	(672,023)	(1,935,497)	(892,173)
Foreign exchange variation on cash held in foreign currencies	(30,489)	167,196	4,946
Net increase (decrease) in cash and cash equivalents	(176,572)	(982,595)	819,238
Cash and cash equivalents at the beginning of the year	662,830	1,645,425	826,187
Cash and cash equivalents at the end of the year	R$ 486,258	R$ 662,830	R$ 1,645,425